STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows Complementary Information
Acquisition of property, plant and equipment through an increase in trade payables	$ (169)	$ (99)	$ (82)
Borrowing costs capitalized in property, plant and equipment	(6)	(8)	(21)
Increase in other receivables through a decrease in financial assets at fair value through profit or loss	(131)
Collection of dividends from joint ventures through financial assets	45
Payment of borrowings through financial assets at amortized cost transfer	(9)
Increase in intangible assets through the reduction of other receivables	(3)
Increase in right-of-use assets through an increase in other liabilities	(44)		(13)
Decrease in financial assets at fair value through profit or loss through a decrease in income tax liability	(3)
Compensation of trade receivables through an increase in financial assets at fair value through profit and loss		(53)
Increase (Decrease) in asset retirement obligation and wind turbines decommision through property, plant and equipment	15	(5)	(5)
Credit for equity interests in areas sales		14
Increase of property, plant and equipment through exchange of assets			$ (25)